Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SEALSQ Corp One [Member]
Class of Stock [Line Items]
Dividend yield
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	175.40%
Expected market price volatility (Minimum)	172.11%
Expected market price volatility (Maximum)	179.04%
SEALSQ Corp One [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN	6 years 1 month 6 days	6 years 4 months 24 days
WISeKey SA | Related Party [Member]
Class of Stock [Line Items]
Dividend yield
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	118.90%
Expected market price volatility (Minimum)		83.07%
Expected market price volatility (Maximum)		127.81%
Class B Common Stock [Member] | WISeKey SA | Related Party [Member]
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN	3 years 3 months 10 days	3 years 5 months 26 days
Class A Common Stock [Member] | WISeKey SA | Related Party [Member]
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN		3 years 4 months 24 days
Class F Common Stock [Member] | SEALSQ Corp One [Member]
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN